EATON VANCE STRUCTURED EMERGING MARKETS FUND

Supplement to Prospectus dated March 1, 2010 and Summary Prospectus dated March 1, 2010

The name of the Fund is changed to Eaton Vance Parametric Structured Emerging Markets Fund.

November 1, 2010

EATON VANCE STRUCTURED INTERNATIONAL EQUITY FUND

Supplement to Prospectus dated March 31, 2010 and Summary Prospectus dated March 31, 2010

The name of the Fund is changed to Eaton Vance Parametric Structured International Equity Fund.

November 1, 2010